PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sponsoring company contributions projected (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	R$ 2,532
Benefits paid directly by the sponsor	16,940
Total	19,472
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	2,499
Benefits paid directly by the sponsor	7,914
Total	10,413
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Sponsor contributions	33
Benefits paid directly by the sponsor	9,026
Total	R$ 9,059